EMPLOYEE BENEFIT EXPENSES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
EMPLOYEE BENEFIT EXPENSES
Salaries and bonus	¥ 4,939,758	¥ 4,636,972	¥ 4,205,361
Housing fund	488,574	414,440	395,489
Staff welfare and other expenses	2,035,931	1,896,365	1,576,552
Employment expense in relation to early retirement schemes	210,428	447,660	767,632
Employment expenses in relation to termination benefit	98,479	37,590	30,247
Total employee benefits expenses	¥ 7,773,170	¥ 7,433,027	¥ 6,975,281